Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of tax expense by geographic location

€ millions	2023	2022	2021
Current tax expense
Germany	596	539	603
Foreign	1,356	1,165	1,366
Total current tax expense	1,952	1,704	1,969
Deferred tax expense/income
Germany	74	86	108
Foreign	-285	-344	-395
Total deferred tax income	-211	-258	-287
 Total income tax expense	1,741	1,446	1,682

Schedule of major components of tax expense

€ millions	2023	2022	2021
Current tax expense/income
Tax expense for current year	1,935	1,717	1,702
Taxes for prior years	17	-13	267
Total current tax expense	1,952	1,704	1,969
Deferred tax expense/income
Origination and reversal of temporary differences	-222	-216	-311
Unused tax losses, research and development tax credits, and foreign tax credits	11	-42	24
Total deferred tax income	-211	-258	-287
 Total income tax expense	1,741	1,446	1,682

Schedule of profit before tax by geographic location

€ millions	2023	2022	2021
Germany	1,201	1,814	2,057
Foreign	4,140	2,699	6,448
 Total	5,341	4,513	8,505

Schedule of relationship between tax expense and profit before tax

€ millions, unless otherwise stated	2023	2022	2021
 Profit before tax from continuing operations	5,341	4,513	8,505
Tax expense at applicable tax rate of 26.5% (2022: 26.4%; 2021: 26.4%)	1,418	1,193	2,245
Tax effect of:
Foreign tax rates	-210	-134	-143
Non-deductible expenses	241	138	141
Tax-exempt income	-77	297	-630
Withholding taxes	297	176	199
Research and development and foreign tax credits	-89	-84	-73
Prior-year taxes	-8	4	18
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	138	-124	-36
Other	31	-20	-39
 Total income tax expense	1,741	1,446	1,682
Effective tax rate (in %)	32.6	32.0	19.8

Schedule of recognized deferred tax assets and liabilities

€ millions	2023	2022
Deferred tax assets
Intangible assets	1,074	1,069
Property, plant, and equipment	37	27
Leases	379	503
Other financial assets	77	23
Trade and other receivables	81	81
Pension provisions	211	203
Share-based payments	267	226
Other provisions and obligations	692	753
Contract liabilities	818	994
Carryforwards of unused tax losses	147	180
Research and development and foreign tax credits	44	110
Other	370	134
Total deferred tax assets (gross)	4,197	4,303
Netting	-2,004	-2,208
/ Total deferred tax assets (net)	2,193	2,095
Deferred tax liabilities
Intangible assets	581	835
Property, plant, and equipment	89	108
Leases	341	437
Other financial assets	185	170
Trade and other receivables	761	269
Pension provisions	33	35
Other provisions and obligations	245	269
Other	34	326
Total deferred tax liabilities (gross)	2,269	2,449
Netting	-2,004	-2,208
/ Total deferred tax liabilities (net)	265	241

Schedule of items not resulting in a deferred tax asset

€ millions	2023	2022	2021
Unused tax losses
Not expiring	151	315	430
Expiring in the following year	28	14	26
Expiring after the following year	216	344	309
Total unused tax losses	395	673	765
Deductible temporary differences	325	378	602
Unused research and development and foreign tax credits
Not expiring	59	9	28
Expiring after the following year	5	20	20
Total unused tax credits	64	29	48